Trade and Other Payables (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable and accruals	$ 351.9	$ 300.6
Employee and payroll liabilities	392.0	368.5
Other accrued liabilities	74.6	86.6
Trade and other payables	$ 818.5	$ 755.7